BLACKROCK MUNIYIELD INVESTMENT FUND (the “Fund”)

File No.  811-06502

Item G.1.b.iii: New or amended investment advisory contracts

Attached please find a copy of the Closed-End Fund Master Advisory Fee Waiver Agreement between the Fund and BlackRock Advisors, LLC.

Closed-End Fund Master Advisory Fee Waiver Agreement

This MASTER ADVISORY FEE WAIVER AGREEMENT (this “Agreement”) is made as of the 2nd day of December, 2016, by and among BlackRock Advisors, LLC (the “Adviser”) an “Adviser”) and each investment company listed on Schedule A attached hereto (each, a “Fund”).

WHEREAS, each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management company, and is organized as a statutory trust under the laws of the State of Delaware, a limited liability company under the laws of the State of Delaware, a business trust under the laws of the Commonwealth of Massachusetts or a corporation under the laws of the State of Maryland;

WHEREAS, the Adviser and each Fund are parties to investment advisory agreements (the “Advisory Agreements”), pursuant to which the Adviser provides investment advisory services to each Fund in consideration of compensation as set forth in each Advisory Agreement (the “Advisory Fee”); and

WHEREAS, the Adviser has determined that it is appropriate and in the best interests of each Fund and its interestholders to waive part of each Fund’s Advisory Fee as set forth in Schedule B attached hereto (the “Fee Waiver”). Each Fund and the Adviser, therefore, have entered into this Agreement in order to effect the Fee Waiver for each Fund at the level specified in Schedule B attached hereto on the terms and conditions set forth in this Agreement.

NOW, THEREFORE, in consideration of the mutual covenants set forth herein and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto agree as follows:

1. Contractual Fee Waiver. During the Term (as defined in Section 3 below), the Adviser shall waive a portion of its Advisory Fee with respect to each Fund as set forth in Schedule B attached hereto.

2. Voluntary Fee Waiver/Expense Reimbursement. Nothing herein shall preclude an Adviser from contractually waiving other fees and/or reimbursing expenses of any Fund, voluntarily waiving Advisory Fees it is entitled to from any Fund or voluntarily reimbursing expenses of any Fund as the Adviser, in its discretion, deems reasonable or appropriate. Any such voluntary waiver or voluntary expense reimbursement may be modified or terminated by the Adviser at any time in its sole and absolute discretion without the approval of the Fund’s Board of Trustees or Board of Directors, as the case may be.

3. Term; Termination.

3.1 Term. The term (“Term”) of the Fee Waiver with respect to a Fund shall begin on December 2, 2016 (or such other date as agreed to in writing between the Adviser and the Fund) and end with respect to a Fund after the close of business on the date set forth on Schedule A (or such other date as agreed to in writing between the Adviser and the Fund) unless the Fee Waiver is earlier terminated in accordance with Section 3.2. The Term of the Fee Waiver with respect to a Fund may be continued from year to year thereafter provided that each such continuance is specifically approved by the Adviser and the Fund (including with respect to the Fund, a majority of the Fund’s Trustees or Directors, as the case may be, who are not “interested persons,” as defined in the 1940 Act, of the Advisers (the “Non-Interested Directors”)). Neither the Adviser nor a Fund shall be obligated to extend the Fee Waiver with respect to the Fund.

3.2 Termination. This Agreement may be terminated prior to expiration by any Fund with respect to such Fund without payment of any penalty, upon 90 days’ prior written notice to the Adviser at its principal place of business (or at an earlier date as may be agreed to by both parties); provided that, such action shall be authorized by resolution of a majority of the Non-Interested Directors of such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

4. Miscellaneous.

4.1 Captions. The captions in this Agreement are included for convenience of reference only and in no other way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

4.2 Interpretation. Nothing herein contained shall be deemed to require a Fund to take any action contrary to the Fund’s Declaration of Trust or Articles of Incorporation, as the case may be, or Bylaws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Fund’s Board of Trustees or Board of Directors, as the case may be, of its responsibility for and control of the conduct of the affairs of the Fund.

4.3 Limitation of Liability. The obligations and expenses incurred, contracted for or otherwise existing with respect to a Fund shall be enforced against the assets of such Fund and not against the assets of any other Fund.

4.4 Definitions. Any question of interpretation of any term or provision of this Agreement, including but not limited to the computations of average daily net assets or of any Advisory Fee, and the allocation of expenses, having a counterpart in or otherwise derived from the terms and provisions of the relevant Advisory Agreement between the Adviser and the Fund or the 1940 Act, shall have the same meaning as and be resolved by reference to such Advisory Agreement or the 1940 Act, as applicable, and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such Court, by rules, regulations or orders of the Securities and Exchange Commission (“SEC”) issued pursuant to the 1940 Act. In addition, if the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is revised by rule, regulation or order of the SEC, that provision will be deemed to incorporate the effect of that rule, regulation or order. Otherwise the provisions of this Agreement will be interpreted in accordance with the substantive laws of the State of New York.

IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective officers as of the day and year first above written.

EACH OF THE FUNDS LISTED ON SCHEDULE A ATTACHED HERETO

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Chief Financial Officer

BLACKROCK ADVISORS, LLC

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Managing Director

[Signature page to Closed-End Fund Master Advisory Fee Waiver Agreement]

SCHEDULE A

Closed-End Fund Master Advisory Fee Waiver Agreement

(Dated as of June 7, 2018)

	TICKER	FUND	EXPIRATION DATE
1.	BBN	BlackRock Taxable Municipal Bond Trust	June 30, 2019
2.	BJZ	BlackRock California Municipal 2018 Term Trust	June 30, 2019
3.	BFZ	BlackRock California Municipal Income Trust	June 30, 2019
4.	BHK	BlackRock Core Bond Trust	June 30, 2019
5.	HYT	BlackRock Corporate High Yield Fund, Inc.	June 30, 2019
6.	BTZ	BlackRock Credit Allocation Income Trust	June 30, 2019
7.	DSU	BlackRock Debt Strategies Fund, Inc.	June 30, 2019
8.	BGR	BlackRock Energy and Resources Trust	June 30, 2019
9.	CII	BlackRock Enhanced Capital and Income Fund, Inc.	June 30, 2019
10.	BDJ	BlackRock Enhanced Equity Dividend Trust	June 30, 2019
11.	EGF	BlackRock Enhanced Government Fund, Inc.	June 30, 2019
12.	FRA	BlackRock Floating Rate Income Strategies Fund, Inc.	December 31, 2018
13.	BGT	BlackRock Floating Rate Income Trust	June 30, 2019
14.	BFO	BlackRock Florida Municipal 2020 Term Trust	June 30, 2019
15.	BOE	BlackRock Enhanced Global Dividend Trust	June 30, 2019
16.	BME	BlackRock Health Sciences Trust	June 30, 2019
17.	BKT	BlackRock Income Trust, Inc.	June 30, 2019
18.	BGY	BlackRock Enhanced International Dividend Trust	June 30, 2019

	TICKER	FUND	EXPIRATION DATE
19.	BKN	BlackRock Investment Quality Municipal Trust, Inc.	June 30, 2019
20.	BLW	BlackRock Limited Duration Income Trust	June 30, 2019
21.	BTA	BlackRock Long-Term Municipal Advantage Trust	June 30, 2019
22.	BZM	BlackRock Maryland Municipal Bond Trust	June 30, 2019
23.	MHE	BlackRock Massachusetts Tax-Exempt Trust	June 30, 2019
24.	BIT	BlackRock Multi-Sector Income Trust	June 30, 2019
25.	MUI	BlackRock Muni Intermediate Duration Fund, Inc.	June 30, 2019
26.	MNE	BlackRock Muni New York Intermediate Duration Fund, Inc.	June 30, 2019
27.	MUA	BlackRock MuniAssets Fund, Inc.	June 30, 2019
28.	BPK	BlackRock Municipal 2018 Term Trust	June 30, 2019
29.	BKK	BlackRock Municipal 2020 Term Trust	June 30, 2019
30.	BBK	BlackRock Municipal Bond Trust	June 30, 2019
31.	BAF	BlackRock Municipal Income Investment Quality Trust	June 30, 2019
32.	BBF	BlackRock Municipal Income Investment Trust	June 30, 2019
33.	BYM	BlackRock Municipal Income Quality Trust	June 30, 2019
34.	BFK	BlackRock Municipal Income Trust	June 30, 2019
35.	BLE	BlackRock Municipal Income Trust II	June 30, 2019
36.	BTT	BlackRock Municipal 2030 Target Term Trust	June 30, 2019
37.	MEN	BlackRock MuniEnhanced Fund, Inc.	June 30, 2019
38.	MUC	BlackRock MuniHoldings California Quality Fund, Inc.	June 30, 2019
39.	MUH	BlackRock MuniHoldings Fund II, Inc.	June 30, 2019
40.	MHD	BlackRock MuniHoldings Fund, Inc.	June 30, 2019

	TICKER	FUND	EXPIRATION DATE
41.	MFL	BlackRock MuniHoldings Investment Quality Fund	June 30, 2019
42.	MUJ	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	June 30, 2019
43.	MHN	BlackRock MuniHoldings New York Quality Fund, Inc.	June 30, 2019
44.	MUE	BlackRock MuniHoldings Quality Fund II, Inc.	June 30, 2019
45.	MUS	BlackRock MuniHoldings Quality Fund, Inc.	June 30, 2019
46.	MVT	BlackRock MuniVest Fund II, Inc.	June 30, 2019
47.	MVF	BlackRock MuniVest Fund, Inc.	June 30, 2019
48.	MZA	BlackRock MuniYield Arizona Fund, Inc.	June 30, 2019
49.	MYC	BlackRock MuniYield California Fund, Inc.	June 30, 2019
50.	MCA	BlackRock MuniYield California Quality Fund, Inc.	June 30, 2019
51.	MYD	BlackRock MuniYield Fund, Inc.	June 30, 2019
52.	MYF	BlackRock MuniYield Investment Fund	June 30, 2019
53.	MFT	BlackRock MuniYield Investment Quality Fund	June 30, 2019
54.	MIY	BlackRock MuniYield Michigan Quality Fund, Inc.	June 30, 2019
55.	MYJ	BlackRock MuniYield New Jersey Fund, Inc.	June 30, 2019
56.	MYN	BlackRock MuniYield New York Quality Fund, Inc.	June 30, 2019
57.	MPA	BlackRock MuniYield Pennsylvania Quality Fund	June 30, 2019
58.	MQT	BlackRock MuniYield Quality Fund II, Inc.	June 30, 2019
59.	MYI	BlackRock MuniYield Quality Fund III, Inc.	June 30, 2019
60.	MQY	BlackRock MuniYield Quality Fund, Inc.	June 30, 2019
61.	BLJ	BlackRock New Jersey Municipal Bond Trust	June 30, 2019
62.	BNJ	BlackRock New Jersey Municipal Income Trust	June 30, 2019

	TICKER	FUND	EXPIRATION DATE
63.	BLH	BlackRock New York Municipal 2018 Term Trust	June 30, 2019
64.	BQH	BlackRock New York Municipal Bond Trust	June 30, 2019
65.	BSE	BlackRock New York Municipal Income Quality Trust	June 30, 2019
66.	BNY	BlackRock New York Municipal Income Trust	June 30, 2019
67.	BFY	BlackRock New York Municipal Income Trust II	June 30, 2019
68.	—	BlackRock Preferred Partners LLC	July 31, 2018
69.	BCX	BlackRock Resources & Commodities Strategy Trust	June 30, 2019
70.	BST	BlackRock Science and Technology Trust	June 30, 2019
71.	BUI	BlackRock Utilities, Infrastructure & Power Opportunities Trust	June 30, 2019
72.	BHV	BlackRock Virginia Municipal Bond Trust	June 30, 2019
73.	BSD	The BlackRock Strategic Municipal Trust	June 30, 2019
74.	BGIO	BlackRock 2022 Global Income Opportunity Trust[1]	June 30, 2019
75.	—	BlackRock Multi-Sector Opportunities Trust[2]	June 30, 2019

[1]	This Agreement was effective with respect to BlackRock 2022 Global Income Opportunity Trust as of February 16, 2017.
[2]	This Agreement was effective with respect to BlackRock Multi-Sector Opportunities Trust as of February 22, 2018.

SCHEDULE B

Closed-End Fund Master Advisory Fee Waiver Agreement

(Dated as of December 2, 2016)

BlackRock Advisors, LLC will waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock Advisors, LLC or its affiliates.